Intangible Assets - Schedule of Pre-tax Discount Rates and Terminal Growth Rates used for Impairment Testing (Detail)	Jun. 30, 2018	Jun. 30, 2017
United States [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	10.00%	10.00%
Terminal growth rate	2.00%	2.00%
Europe [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	7.00%	8.00%
Terminal growth rate	2.00%	2.00%
Turkey [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	16.00%	16.00%
Terminal growth rate	5.00%	5.00%
Africa Regional Markets
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	25.00%	21.00%
Terminal growth rate	5.00%	4.00%
Ethiopia [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	24.00%	24.00%
Terminal growth rate	8.00%	8.00%
South Africa [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	16.00%	18.00%
Terminal growth rate	5.00%	5.00%
Brazil [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	15.00%	15.00%
Terminal growth rate	4.00%	5.00%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	16.00%	17.00%
Terminal growth rate	3.00%	3.00%
Korea [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	8.00%	8.00%
Terminal growth rate	2.00%	2.00%
Greater China [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.00%	10.00%
Terminal growth rate	2.00%	3.00%
India [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	14.00%	14.00%
Terminal growth rate	5.00%	6.00%